Employee Benefit Plans (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
One-percentage point change in assumed healthcare cost trend rates
Effect on total of service and interest cost components, one percent increase	$ 7
Effect on total of service and interest cost components, one percent decrease	(9)
Effect of accumulated postretirement benefit obligations, one percent increase	195
Effect of accumulated postretirement benefit obligations, one percent decrease	(160)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
One-percentage point change in assumed healthcare cost trend rates
Effect on total of service and interest cost components, one percent increase	0
Effect on total of service and interest cost components, one percent decrease	0
Effect of accumulated postretirement benefit obligations, one percent increase	1
Effect of accumulated postretirement benefit obligations, one percent decrease	$ (1)